                               DELAWARE VIP TRUST
                      Delaware VIP Emerging Markets Series
                            Supplement to the Series'
                       Statement of Additional Information
                              dated April 30, 2007

On September  25, 2006,  Liu-Er Chen joined the portfolio  management  team with responsibility for making the day-to-day  investment  decisions for Delaware VIP
Emerging Markets Series.

The  following  information  supplements  the  section  entitled  "Officers  and
Trustees" in the Series' Statement of Additional Information.

The  following is  additional  information  regarding  investment  professionals affiliated with the Trust:

------------------------------- ---------------------------- ---------------------------- ----------------------------
Name, Address, and Birthdate        Position(s) Held with       Length of Time Served        Principal Occupation(s)
                                          the Trust                                           for the Past 5 Years
------------------------------- ---------------------------- ---------------------------- ----------------------------
Liu-Er Chen                      Senior Vice President and        Less than 1 year         Senior Vice President and
2005 Market Street                    Chief  Investment                                     Chief Investment Officer -
Philadelphia, PA  19103              Officer - Emerging                                     Emerging Markets Equity
                                       Markets Equity                                        Delaware Investment
April 14, 1962                                                                               Advisers (a series of
                                                                                              Delaware Management
                                                                                                 Business Trust)
                                                                                           (September 2006 - Present)

                                                                                             Evergreen Investment
                                                                                             Management Company -
                                                                                            Various Positions with
                                                                                          most recent being Managing
                                                                                               Director & Senior
                                                                                               Portfolio Manager
                                                                                                 (1995 - 2006)
------------------------------- ---------------------------- ---------------------------- ----------------------------

The  following  information  supplements  the  section  entitled  "Appendix  B -
Portfolio Managers" in the Series' Statement of Additional Information.

Mr. Chen is responsible for the following accounts.  The assets listed below are as of December 31, 2006:

                                                                                  No. of           Total Assets in
                                                                               Accounts with        Accounts with
                                         Number of        Total Assets       Performance-Based       Performance-
                                         Accounts           Managed                Fees              Based Fees
                                       ------------      --------------        -------------       ---------------
Liu-Er Chen
Registered Investment Companies              2            $1.2 billion               0                   $0
Other Pooled Investment Vehicles             0                 $0                    0                   $0
Other Accounts                               3            $5.5 million               0                   $0

This Supplement is dated July 13, 2007.